Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jul. 12, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	May 18, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 16, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Apr. 18, 2018	Mar. 31, 2018	Dec. 31, 2017	Oct. 11, 2017	Sep. 30, 2017	Jul. 10, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 21, 2016	Aug. 19, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 21, 2016	Dec. 31, 2015	Sep. 30, 2015	Jul. 08, 2015
C000154646
Account Value [Line Items]
Line Graph and Table Measure Name	Principal Active High Yield ETF $15,409
Account Value	$ 15,409	$ 15,409	$ 15,231	$ 14,820	$ 13,859		$ 13,853	$ 13,615	$ 13,126	$ 12,453	$ 12,548		$ 13,896	$ 14,390	$ 14,211	$ 14,054	$ 13,597	$ 13,145	$ 12,328	$ 11,666		$ 10,321	$ 12,942	$ 12,495	$ 12,300	$ 12,062	$ 11,339	$ 11,952	$ 11,646		$ 11,428	$ 11,742		$ 11,616		$ 11,418	$ 11,122	$ 10,836	$ 10,733			$ 10,233	$ 9,657		$ 9,414	$ 9,445	$ 10,000
C000171494
Account Value [Line Items]
Line Graph and Table Measure Name	Principal Healthcare Innovators ETF $14,794
Account Value	$ 14,794	14,794	15,431	14,745	12,225		14,583	13,475	13,649	13,950	13,085		16,093	19,198	21,951	24,488	23,125	23,578	19,090	17,816		12,605	15,458	12,229	13,771	13,919	11,115	14,813	13,919		12,978	12,555		12,264		11,434	10,716	9,196	10,496		$ 10,000
C000199630
Account Value [Line Items]
Line Graph and Table Measure Name	Principal Investment Grade Corporate Active ETF $11,161
Account Value	$ 11,161	11,161	11,134	11,211	10,350		10,697	10,795	10,435	10,036	10,597		11,555	12,558	12,517	12,531	12,048	12,676	12,194	11,971		10,865	11,447	11,308	10,954	10,477	9,906	10,012	9,887	$ 10,000
C000166474
Account Value [Line Items]
Line Graph and Table Measure Name	Principal Quality ETF $30,160
Account Value	$ 30,160	30,160	29,895	27,002	23,950		24,696	22,958	21,762	19,397	20,597		23,926	26,034	23,060	22,721	20,894	20,123	18,057	16,449		13,970	17,310	16,014	15,725	14,849	12,937	14,466	13,683		13,360	13,131		12,265		11,807	11,231	10,556	10,498			10,428	10,112	$ 10,000
C000235507
Account Value [Line Items]
Line Graph and Table Measure Name	Principal Real Estate Active Opportunities ETF $9,855
C000172043
Account Value [Line Items]
Line Graph and Table Measure Name	Principal Spectrum Preferred Securities Active ETF $12,566
Account Value	$ 12,566	12,566	12,372	11,839	11,216		11,141	11,038	11,027	10,649	10,832		11,787	12,502	12,624	12,480	12,151	12,248	11,730	11,200		9,992	11,393	11,098	10,726	10,358	9,706	10,054	9,936		10,062	10,267		10,228	$ 10,000
C000193921
Account Value [Line Items]
Line Graph and Table Measure Name	Principal U.S. Mega-Cap ETF $24,341
Account Value	$ 24,341	24,341	22,973	20,915	19,023		19,319	17,546	15,895	14,757	15,923		18,537	19,241	17,327	16,987	15,734	15,218	13,899	12,647		10,856	13,124	12,174	11,973	11,522	10,313	11,457	10,480		10,224	10,495	$ 10,000
C000173454
Account Value [Line Items]
Line Graph and Table Measure Name	Principal U.S. Small-Cap ETF $21,265
Account Value	$ 21,265	21,265	21,858	20,268	17,949		18,562	17,535	17,100	15,874	16,342		19,037	20,347	19,348	19,886	18,648	15,370	11,755	11,423		8,962	13,558	12,646	12,941	12,785	11,387	14,310	13,599		12,612	12,562		12,160		11,606	11,377	11,074	10,050	$ 10,000
C000166475
Account Value [Line Items]
Line Graph and Table Measure Name	Principal Value ETF $22,808
Account Value	$ 22,808	22,808	23,108	21,383	19,116		20,030	19,390	19,592	17,324	18,076		20,432	20,634	19,050	18,570	18,244	15,315	12,464	12,175		9,943	14,932	13,868	13,672	13,136	11,819	14,149	13,578		13,327	13,477		12,526		11,988	11,756	11,339	10,366			9,884	10,040	10,000
C000219817
Account Value [Line Items]
Line Graph and Table Measure Name	Principal Spectrum Tax-Advantaged Dividend Active ETF $11,531
Account Value	$ 11,531	$ 11,531	11,336	10,936	10,359		10,236	10,050	10,296	10,020	10,235		10,875	11,387	11,417	11,343	11,030	11,048	10,470	10,065	$ 10,000
C000243208
Account Value [Line Items]
Line Graph and Table Measure Name		Principal Focused Blue Chip ETF $12,885
Account Value	$ 12,885	$ 12,885	12,520	11,418	9,800	$ 10,000
Principal ETF Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,151
Account Value	$ 11,151	11,151	11,144	11,231	10,514		10,865	10,958	10,643	10,447	10,968		11,508	12,234	12,233	12,227	12,007	12,426	12,343	12,268		11,922	11,558	11,538	11,282	10,945	10,632	10,461	10,459		10,475	10,630		10,589		10,500	10,351	10,267	10,582			10,533	10,305		10,002	10,059	10,000
Principal ETF Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $27,440
Account Value	$ 27,440	27,440	26,585	24,164	21,561		22,286	20,562	19,184	17,899	18,735		22,491	23,745	21,729	21,751	20,095	18,896	16,477	15,088		12,364	15,631	14,327	14,163	13,606	11,930	13,921	12,996		12,509	12,590		11,840		11,322	10,991	10,394	9,974		10,000
Principal ETF Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $10,686
Account Value	$ 10,686	10,686	10,679	10,763	10,076		10,412	10,501	10,199	10,011	10,511		11,029	11,724	11,723	11,717	11,506	11,908	11,829	11,756		11,425	11,077	11,057	10,811	10,488	10,188	10,024	10,023	10,000
Principal ETF Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $30,880
Account Value	$ 30,880	30,880	29,611	26,784	23,980		24,792	22,799	21,209	19,718	20,730		24,708	25,899	23,327	23,192	21,366	20,123	17,943	16,472		13,665	16,996	15,583	15,322	14,690	12,926	14,947	13,877		13,416	13,519		12,676		12,133	11,769	11,096	10,687			10,291	10,044	10,000
Principal ETF Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $14,143
Account Value	$ 14,143	14,143	13,703	12,455	11,113		11,487	10,598	9,888	9,226	9,657	$ 10,000
Principal ETF Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index $9,748
Account Value	$ 9,748	9,748	9,857	10,067	9,312		9,659	9,809	9,522	9,108	9,788		10,669	11,370	11,447	11,549	11,399	11,932	11,552	11,253		10,891	10,927	10,874	10,797	10,452	10,227	10,106	10,200		10,492	10,351		10,241	10,000
Principal ETF Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $24,003
Account Value	$ 24,003	24,003	23,017	20,819	18,640		19,270	17,721	16,485	15,326	16,113		19,206	20,131	18,132	18,027	16,607	15,641	13,947	12,804		10,622	13,211	12,112	11,910	11,418	10,047	11,618	10,786		10,428	10,508	$ 10,000
Principal ETF Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $27,605
Account Value	$ 27,605	27,605	26,745	24,309	21,691		22,420	20,685	19,300	18,006	18,848		22,627	23,888	21,860	21,882	20,216	19,010	16,576	15,178		12,439	15,725	14,414	14,248	13,688	12,002	14,005	13,074		12,584	12,666		11,911		11,390	11,057	10,457	10,034	10,000
Principal ETF Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $30,880
Account Value	$ 30,880	30,880	29,611	26,784	23,980		24,792	22,799	21,209	19,718	20,730		24,708	25,899	23,327	23,192	21,366	20,123	17,943	16,472		13,665	16,996	15,583	15,322	14,690	12,926	14,947	13,877		13,416	13,519		12,676		12,133	11,769	11,096	10,687			10,291	10,044	$ 10,000
Principal ETF Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index $8,673
Account Value	$ 8,673	$ 8,673	8,770	8,956	8,285		8,593	8,727	8,472	8,103	8,708		9,492	10,116	10,184	10,275	10,142	10,615	10,278	10,011	10,000
Principal ETF Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index $12,296
Account Value	$ 12,296	$ 12,296	11,872	10,764	9,614	10,000
Principal ETF Index: Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $15,349
Account Value	$ 15,349	15,349	15,183	14,962	13,963		13,899	13,659	13,189	12,661	12,743		14,134	14,849	14,748	14,617	14,228	14,107	13,254	12,673		11,507	13,179	12,843	12,674	12,364	11,528	12,076	11,792		11,672	11,773		11,718		11,491	11,247	10,952	10,763			$ 10,197	$ 9,663		$ 9,350	$ 9,546	$ 10,000
Principal ETF Index: Russell 2000 Healthcare Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Healthcare Index $15,287
Account Value	$ 15,287	15,287	15,920	15,093	12,921		15,179	13,652	13,898	14,427	13,504		16,703	19,572	21,874	24,462	23,808	23,742	18,153	17,380		13,141	16,339	13,324	14,735	14,767	12,568	16,960	15,754		14,305	13,438		13,073		12,106	11,108	9,876	10,477		$ 10,000
Principal ETF Index: Bloomberg U.S. Corporate Investment Grade Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Investment Grade Bond Index $11,337
Account Value	$ 11,337	11,337	11,347	11,392	10,500		10,835	10,866	10,498	10,130	10,669		11,504	12,462	12,434	12,434	12,008	12,593	12,221	12,036		11,044	11,460	11,326	10,991	10,520	10,006	10,024	9,927	$ 10,000
Principal ETF Index: FTSE NAREIT All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index $9,844
Account Value	$ 9,844	9,844	9,933	10,065	8,531		9,307	9,196	9,038	8,679	9,734	$ 10,000
Principal ETF Index: ICE BofA U.S. Investment Grade Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Investment Grade Capital Securities Index $13,277
Account Value	$ 13,277	13,277	13,106	12,643	11,935		11,893	11,656	11,529	11,159	11,266		12,175	12,836	12,906	12,784	12,441	12,528	11,988	11,485		10,468	11,576	11,262	10,926	10,495	9,763	10,163	9,989		10,036	10,224		10,163	$ 10,000
Principal ETF Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $18,280
Account Value	$ 18,280	18,280	18,899	17,968	15,758		16,609	15,788	15,367	14,466	14,789		17,860	19,314	18,909	19,771	18,957	16,821	12,804	12,202		$ 9,729	$ 14,022	$ 12,754	$ 13,068	$ 12,800	$ 11,171	$ 13,999	$ 13,515		$ 12,543	$ 12,554		$ 12,148		$ 11,496	$ 11,220	$ 10,950	$ 10,061	$ 10,000
Principal ETF Index: ICE BofA 7% Constrained DRD Eligible Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 7% Constrained DRD Eligible Preferred Securities Index $10,807
Account Value	$ 10,807	$ 10,807	10,746	10,236	9,597		$ 9,625	$ 9,634	$ 9,666	$ 9,565	$ 9,627		$ 10,475	$ 11,238	$ 11,283	$ 11,260	$ 10,898	$ 10,992	$ 10,522	$ 10,000	$ 10,000
Principal ETF Index: Russell 1000 Growth
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index $13,286
Account Value	$ 13,286	$ 13,286	$ 12,264	$ 11,007	$ 9,642	$ 10,000